Early Redelivery Income, Net (Tables)	12 Months Ended
Dec. 31, 2014
Early Redelivery Income Net
Early redelivery Income, Net

			Year Ended
			December 31,
Company		Date	2012	2013	2014
Eniadefhi	(a)	December 15, 2012	$8,475	$-	$-
Marindou	(b)	December 19, 2012	3,202	-	-
Soffive	(c)	April 22, 2013	-	2,965	-
Avstes	(d)	May 3, 2013	-	2,304	-
Kerasies	(e)	May 16, 2013	-	1,781	-
Other minor early redeliveries		Various	-	-	(532)
Total			$11,677	$7,050	$(532)